Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Related Party Transactions

26. Related Party Transactions

        For the years ended December 31, 2013, 2014 and 2015, the Group entered into the following material related party transactions:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Purchase of goods (Note a)	22,654	585,494	111,191
Delivery services (Note b)	—	—	469,974
Other advertising income	—	—	4,027

Note	a: The goods were purchased from an affiliate of the Company and companies controlled or significantly influenced by shareholders.
Note	b: The Group engages certain of the Group's affiliates to deliver the goods to its customers.

        Details of those material related party transactions provided in the table above are as follows:

(a) Amounts due from related parties

        Amounts due from related parties are made up by amounts due from affiliates and companies controlled by the shareholders.

        Amounts due from related parties as of December 31, 2014 and 2015 amounted to RMB30,991 and RMB31,856, respectively, are prepayments related to purchases of goods or services from affiliates and the entities controlled by shareholders of the Company.

(b) Amounts due to related parties

        Amounts due to related parties are made up by shareholder loans and amounts due to affiliates and companies controlled or significantly influenced by shareholders.

        Shareholders provided loans to the Group, which are mainly used for working capital purposes. The outstanding loan balances due to the Chairman, who is also a shareholder, amounted to RMB5,236 and nil as of December 31, 2014 and 2015 respectively, were unsecured, interest free and repayable on demand.

        The amounts due to affiliates and companies controlled or significantly influenced by shareholders as of December 31, 2014 and 2015 amounted to RMB70,548 and RMB206,966 respectively, and were unsecured and interest free. These amounts are all related to purchases of goods or logistic services from these parties.